Equity - Capital stock (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 PEN (S/) shares	Dec. 31, 2023 USD ($)
Disclosure of classes of share capital [line items]
Capital stock | $	$ (750,497)		$ (750,497)
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares	(274,889,924)	(274,889,924)
Capital stock	$ (813,162)	S/ (2,748,899)
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	(21,174,734)	(21,174,734)
Capital stock	$ (62,665)	S/ (211,747)
Total Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares	(253,715,190)	(253,715,190)
Capital stock	$ (750,497)	S/ (2,537,152)